Business Segments and Other Information	12 Months Ended
Dec. 31, 2010
Business Segments and Other Information [Abstract]
Business segments and other information
Note 16 — Business segments and other information
An operating segment is a component of an enterprise (a) that engages in business activities from which it may earn revenues and incur expenses, (b) whose operating results are regularly reviewed by the enterprise’s chief operating decision maker to make decisions about resources to be allocated to the segment and to assess its performance, and (c) for which discrete financial information is available. Based on these criteria, the Company has determined that it has two operating segments: Medical and Aerospace.
The Medical Segment businesses design, manufacture and distribute medical devices primarily used in critical care, surgical applications and cardiac care. Additionally, the company designs, manufactures and supplies devices and instruments for other medical device manufacturers. Over 90 percent of Medical Segment net revenues are derived from devices that are considered disposable or single use. The Medical Segment’s products are largely sold and distributed to hospitals and healthcare providers and are most widely used in the acute care setting for a range of diagnostic and therapeutic procedures and in general and specialty surgical applications.
The Aerospace Segment businesses provide cargo handling systems for wide body and narrow body aircraft. Commercial aviation markets represent all of the revenues in this segment. Markets for these products are generally influenced by spending patterns in the commercial aviation markets and cargo market trends.
Information about continuing operations by business segment is as follows:

	2010	2009	2008
	(Dollars in thousands)
Segment data:
Medical	$1,433,282	$1,434,885	$1,475,621
Aerospace	128,037	124,463	149,452

Net revenues	$1,561,319	$1,559,348	$1,625,073

Medical	$276,145	$302,607	$282,997
Aerospace	22,920	13,817	16,244

Segment operating profit(1)	299,065	316,424	299,241
Corporate expenses	41,729	43,193	49,001
Restructuring and other impairment charges	2,875	10,347	24,946
Net (gain) loss on sales of businesses and assets	(341)	—	(296)
Noncontrolling interest	(1,361)	(1,157)	(747)

Income from continuing operations before interest, loss on extinguishments of debt and taxes	$256,163	$264,041	$226,337

Identifiable assets(2):
Medical	$3,069,875	$3,135,349	$3,135,360
Aerospace	98,878	120,277	244,994
Commercial	92,962	111,209	215,894
Corporate(3)	373,481	463,304	322,286

	$3,635,196	$3,830,139	$3,918,534

Capital expenditures:
Medical	$28,618	$24,947	$23,054
Aerospace	1,575	1,601	2,519
Corporate	1,423	1,394	1,496

	$31,616	$27,942	$27,069

Depreciation and amortization expense:
Medical	$82,820	$86,854	$88,923
Aerospace	1,996	1,886	1,831
Corporate	10,578	9,337	8,499

	$95,394	$98,077	$99,253

(1)	Segment operating profit includes a segment’s net revenues reduced by its cost of goods sold along with the segment’s selling, general and administrative expenses and noncontrolling interest. Unallocated corporate expenses, (gain) loss on sales of businesses and assets, restructuring and impairment charges, interest income and expense and taxes on income are excluded from the measure.

(2)	Identifiable assets do not include assets held for sale of $8.0 million, $8.9 million and $8.2 million in 2010, 2009 and 2008, respectively.

(3)	Identifiable corporate assets include cash, receivables acquired from operating segments for securitization, investments in unconsolidated entities, property, plant and equipment and deferred tax assets primarily related to net operating losses and pension and retiree medical plans.
Information about continuing operations in different geographic areas is as follows:

	2010	2009	2008
	(Dollars in thousands)
Net revenues (based on business unit location):
United States	$785,343	$791,127	$829,547
Other Americas	49,557	46,289	49,133
Germany	221,915	238,229	300,672
Other Europe	384,592	381,687	361,894
All Other	119,912	102,016	83,827

	$1,561,319	$1,559,348	$1,625,073

Net property, plant and equipment:
United States	$165,287	$187,880	$198,689
Other Americas	25,988	26,587	38,971
Germany	19,630	21,924	24,855
Other Europe	55,848	61,533	67,700
All Other	20,952	19,575	44,077

	$287,705	$317,499	$374,292